UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-7920

Western Asset High Income Opportunity Fund Inc.
(Exact name of registrant as specified in charter)

55 Water Street, New York, NY		10041
(Address of principal executive offices)		(Zip code)

Robert I. Frenkel, Esq. Legg Mason & Co., LLC 100 First Stamford Place Stamford, CT 06902
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(888) 777-0102

Date of fiscal year end:	September 30

Date of reporting period:	December 31, 2010

ITEM 1.                  SCHEDULE OF INVESTMENTS

WESTERN ASSET HIGH INCOME OPPORTUNITY FUND INC.

FORM N-Q

DECEMBER 31, 2010

Schedule of investments (unaudited)

December 31, 2010

WESTERN ASSET HIGH INCOME OPPORTUNITY FUND INC.

SECURITY	RATE	MATURITY DATE	FACE AMOUNT †		VALUE
CORPORATE BONDS & NOTES — 90.3%
CONSUMER DISCRETIONARY — 21.2%
Auto Components — 0.1%
Hertz Holdings Netherlands BV, Senior Secured Bonds	8.500%	7/31/15	300,000	EUR	$434,966	(a)
Automobiles — 1.7%
Ford Motor Credit Co., LLC, Senior Notes	9.875%	8/10/11	1,000,000		1,041,092
Ford Motor Credit Co., LLC, Senior Notes	7.500%	8/1/12	1,785,000		1,898,535
Ford Motor Credit Co., LLC, Senior Notes	12.000%	5/15/15	1,525,000		1,920,051
Motors Liquidation Co., Senior Notes	7.200%	1/15/11	2,665,000		912,763	(b)
Motors Liquidation Co., Senior Notes	7.125%	7/15/13	2,125,000		722,500	(b)
Motors Liquidation Co., Senior Notes	8.375%	7/15/33	3,500,000		1,268,750	(b)
Total Automobiles					7,763,691
Diversified Consumer Services — 1.6%
Realogy Corp., Senior Notes	10.500%	4/15/14	3,230,000		3,189,625
Sotheby’s, Senior Notes	7.750%	6/15/15	1,540,000		1,709,400
Stonemor Operating LLC/Cornerstone Family Services of WV/Osiris Holding, Senior Notes	10.250%	12/1/17	2,340,000		2,474,550
Total Diversified Consumer Services					7,373,575
Hotels, Restaurants & Leisure — 7.1%
Boyd Gaming Corp., Senior Notes	9.125%	12/1/18	570,000		565,725	(a)
Boyd Gaming Corp., Senior Subordinated Notes	7.125%	2/1/16	665,000		600,162
CCM Merger Inc., Notes	8.000%	8/1/13	2,255,000		2,204,262	(a)
Downstream Development Quapaw, Senior Notes	12.000%	10/15/15	1,695,000		1,680,169	(a)
Dunkin Finance Corp., Senior Notes	9.625%	12/1/18	490,000		497,350	(a)
El Pollo Loco Inc., Senior Notes	11.750%	11/15/13	2,425,000		1,976,375
El Pollo Loco Inc., Senior Secured Notes	11.750%	12/1/12	945,000		968,625
Fontainebleau Las Vegas Holdings LLC/Fontainebleau Las Vegas Capital Corp.	10.250%	6/15/15	445,000		3,782	(a)(b)
Harrah’s Operating Co. Inc., Senior Bonds	5.625%	6/1/15	3,732,000		3,144,210
Harrah’s Operating Co. Inc., Senior Notes	10.750%	2/1/16	2,954,000		2,843,225
Harrah’s Operating Co. Inc., Senior Secured Notes	11.250%	6/1/17	1,220,000		1,378,600
Inn of the Mountain Gods Resort & Casino, Senior Notes	12.000%	11/15/10	3,912,000		2,058,690	(b)(c)(d)
Landry’s Holdings Inc., Senior Secured Notes	11.500%	6/1/14	990,000		975,150	(a)
Landry’s Restaurants Inc., Senior Secured Notes	11.625%	12/1/15	1,140,000		1,222,650
Landry’s Restaurants Inc., Senior Secured Notes	11.625%	12/1/15	340,000		364,650	(a)
MGM MIRAGE Inc., Senior Notes	6.750%	4/1/13	1,810,000		1,808,190
MGM MIRAGE Inc., Senior Notes	5.875%	2/27/14	400,000		371,000
MGM Resorts International, Senior Secured Notes	10.375%	5/15/14	150,000		169,125
MGM Resorts International, Senior Secured Notes	11.125%	11/15/17	360,000		415,800
Mohegan Tribal Gaming Authority, Senior Secured Notes	11.500%	11/1/17	60,000		55,650	(a)
Mohegan Tribal Gaming Authority, Senior Subordinated Notes	8.000%	4/1/12	3,660,000		3,074,400
Mohegan Tribal Gaming Authority, Senior Subordinated Notes	6.875%	2/15/15	225,000		140,062
NCL Corp. Ltd., Senior Notes	9.500%	11/15/18	1,230,000		1,273,050	(a)
NCL Corp. Ltd., Senior Secured Notes	11.750%	11/15/16	2,240,000		2,623,600
Pinnacle Entertainment Inc., Senior Notes	8.625%	8/1/17	715,000		782,925
Pinnacle Entertainment Inc., Senior Subordinated Notes	7.500%	6/15/15	330,000		332,475
Sbarro Inc., Senior Notes	10.375%	2/1/15	1,065,000		484,575
Snoqualmie Entertainment Authority, Senior Secured Notes	4.428%	2/1/14	890,000		765,400	(a)(e)
Snoqualmie Entertainment Authority, Senior Secured Notes	9.125%	2/1/15	165,000		157,575	(a)
Station Casinos Inc., Senior Notes	6.000%	4/1/12	1,515,000		152	(b)(d)
Station Casinos Inc., Senior Notes	7.750%	8/15/16	2,265,000		227	(b)(d)
Station Casinos Inc., Senior Subordinated Notes	6.625%	3/15/18	85,000		9	(b)(d)
Total Hotels, Restaurants & Leisure					32,937,840
Household Durables — 0.4%
Standard Pacific Corp., Senior Notes	8.375%	1/15/21	1,900,000		1,852,500	(a)

See Notes to Schedule of Investments.

Schedule of investments (unaudited) (cont’d)

December 31, 2010

WESTERN ASSET HIGH INCOME OPPORTUNITY FUND INC.

SECURITY	RATE	MATURITY DATE	FACE AMOUNT †		VALUE
Internet & Catalog Retail — 0.8%
Netflix Inc., Senior Notes	8.500%	11/15/17	1,340,000		$1,514,200
QVC Inc., Senior Secured Notes	7.375%	10/15/20	1,990,000		2,094,475	(a)
Total Internet & Catalog Retail					3,608,675
Media — 5.1%
Affinity Group Inc., Senior Secured Notes	11.500%	12/1/16	710,000		701,125	(a)
CCH II LLC/CCH II Capital Corp., Senior Notes	13.500%	11/30/16	561,225		672,067
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	7.875%	4/30/18	1,860,000		1,934,400
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	8.125%	4/30/20	1,840,000		1,945,800
Cengage Learning Acquisitions Inc., Senior Notes	10.500%	1/15/15	900,000		933,750	(a)
Cengage Learning Acquisitions Inc., Senior Subordinated Notes	13.250%	7/15/15	2,100,000		2,226,000	(a)
CSC Holdings LLC, Senior Notes	8.500%	6/15/15	190,000		207,100
DISH DBS Corp., Senior Notes	7.875%	9/1/19	1,260,000		1,323,000
EN Germany Holdings BV, Senior Secured Notes	10.750%	11/15/15	1,340,000	EUR	1,813,025	(a)
Nielsen Finance LLC/Nielsen Finance Co., Senior Notes	7.750%	10/15/18	3,650,000		3,796,000	(a)
Nielsen Finance LLC/Nielsen Finance Co., Senior Subordinated Notes, step bond	0.000%	8/1/16	3,010,000		3,175,550
Univision Communications Inc., Senior Notes	8.500%	5/15/21	1,830,000		1,862,025	(a)
Univision Communications Inc., Senior Secured Notes	12.000%	7/1/14	565,000		621,500	(a)
Univision Communications Inc., Senior Secured Notes	7.875%	11/1/20	1,380,000		1,455,900	(a)
UPC Holding BV, Senior Notes	9.875%	4/15/18	675,000		742,500	(a)
Virgin Media Finance PLC, Senior Notes	9.125%	8/15/16	537,000		574,590
Total Media					23,984,332
Multiline Retail — 0.5%
Neiman Marcus Group Inc., Senior Secured Notes	7.125%	6/1/28	2,460,000		2,373,900
Specialty Retail — 2.5%
American Greetings Corp., Senior Notes	7.375%	6/1/16	2,885,000		3,004,006
American Greetings Corp., Senior Notes	7.375%	6/1/16	365,000		365,456
American Greetings Corp., Senior Notes	7.375%	6/1/16	290,000		290,363
Michaels Stores Inc., Senior Notes	7.750%	11/1/18	910,000		912,275	(a)
Michaels Stores Inc., Senior Subordinated Bonds	11.375%	11/1/16	1,230,000		1,346,850
Michaels Stores Inc., Senior Subordinated Notes, step bond	0.000%	11/1/16	3,580,000		3,562,100
PETCO Animal Supplies Inc., Senior Notes	9.250%	12/1/18	2,280,000		2,413,950	(a)
Total Specialty Retail					11,895,000
Textiles, Apparel & Luxury Goods — 1.4%
Express LLC/Express Finance Corp., Senior Notes	8.750%	3/1/18	1,350,000		1,441,125
Giraffe Acquisition Corp., Senior Notes	9.125%	12/1/18	1,730,000		1,812,175	(a)
Oxford Industries Inc., Senior Secured Notes	11.375%	7/15/15	2,570,000		2,897,675
Phillips-Van Heusen Corp., Senior Notes	7.375%	5/15/20	520,000		555,100
Total Textiles, Apparel & Luxury Goods					6,706,075
TOTAL CONSUMER DISCRETIONARY					98,930,554
CONSUMER STAPLES — 1.2%
Food Products — 1.1%
Bumble Bee Acquisiton Co., Senior Secured Notes	9.000%	12/15/17	780,000		815,100	(a)
Bumble Bee Foods LLC, Senior Secured Notes	7.750%	12/15/15	1,512,000		1,736,729
Del Monte Corp., Senior Subordinated Notes	7.500%	10/15/19	700,000		819,875
Simmons Foods Inc., Senior Secured Notes	10.500%	11/1/17	1,290,000		1,383,525	(a)
Smithfield Foods Inc., Senior Secured Notes	10.000%	7/15/14	605,000		700,287	(a)
Total Food Products					5,455,516
Tobacco — 0.1%
Alliance One International Inc., Senior Notes	10.000%	7/15/16	300,000		309,000
TOTAL CONSUMER STAPLES					5,764,516

See Notes to Schedule of Investments.

Schedule of investments (unaudited) (cont’d)

December 31, 2010

WESTERN ASSET HIGH INCOME OPPORTUNITY FUND INC.

SECURITY	RATE	MATURITY DATE	FACE AMOUNT †	VALUE
ENERGY — 15.4%
Energy Equipment & Services — 2.7%
Basic Energy Services Inc., Senior Secured Notes	11.625%	8/1/14	1,865,000	$2,079,475
Complete Production Services Inc., Senior Notes	8.000%	12/15/16	1,150,000	1,196,000
Frac Tech Services LLC/Frac Tech Finance Inc., Senior Notes	7.125%	11/15/18	1,150,000	1,170,125	(a)
GulfMark Offshore Inc., Senior Subordinated Notes	7.750%	7/15/14	1,440,000	1,468,800
Hercules Offshore LLC, Senior Secured Notes	10.500%	10/15/17	1,695,000	1,411,087	(a)
Key Energy Services Inc., Senior Notes	8.375%	12/1/14	2,005,000	2,125,300
Parker Drilling Co., Senior Notes	9.125%	4/1/18	1,480,000	1,554,000
Precision Drilling Corp., Senior Notes	6.625%	11/15/20	1,080,000	1,101,600	(a)
Trinidad Drilling Ltd., Senior Notes	7.875%	1/15/19	640,000	649,600	(a)
Total Energy Equipment & Services				12,755,987
Oil, Gas & Consumable Fuels — 12.7%
Alta Mesa Holdings/Alta Mesa Finance Services Corp., Senior Notes	9.625%	10/15/18	480,000	468,600	(a)
Belden & Blake Corp., Secured Notes	8.750%	7/15/12	3,892,000	3,736,320
Berry Petroleum Co., Senior Notes	10.250%	6/1/14	1,155,000	1,331,138
Berry Petroleum Co., Senior Notes	6.750%	11/1/20	150,000	151,125
Calfrac Holdings LP, Senior Notes	7.500%	12/1/20	800,000	812,000	(a)
Chesapeake Energy Corp., Senior Notes	7.250%	12/15/18	425,000	442,000
Chesapeake Energy Corp., Senior Notes	6.625%	8/15/20	1,530,000	1,514,700
Compagnie Generale de Geophysique-Veritas, Senior Notes	7.500%	5/15/15	360,000	368,100
Compagnie Generale de Geophysique-Veritas, Senior Notes	9.500%	5/15/16	560,000	613,200
Compagnie Generale de Geophysique-Veritas, Senior Notes	7.750%	5/15/17	410,000	422,300
Concho Resources Inc., Senior Notes	7.000%	1/15/21	1,280,000	1,315,200
CONSOL Energy Inc., Senior Notes	8.250%	4/1/20	1,410,000	1,529,850	(a)
Corral Petroleum Holdings AB, Senior Bonds	2.000%	9/18/11	2,675,321	2,488,048	(a)(f)
Crosstex Energy LP/Crosstex Energy Finance Corp., Senior Notes	8.875%	2/15/18	350,000	376,688
Energy Transfer Equity LP, Senior Notes	7.500%	10/15/20	1,370,000	1,417,950
Enterprise Products Operating LLP, Junior Subordinated Notes	8.375%	8/1/66	1,270,000	1,365,183	(e)
Enterprise Products Operating LLP, Subordinated Notes	7.034%	1/15/68	850,000	883,092	(e)
EXCO Resources Inc., Senior Notes	7.500%	9/15/18	2,570,000	2,531,450
Inergy LP/Inergy Finance Corp., Senior Notes	7.000%	10/1/18	970,000	982,125	(a)
International Coal Group Inc., Senior Secured Notes	9.125%	4/1/18	1,470,000	1,594,950
Linn Energy LLC/Linn Energy Finance Corp., Senior Notes	8.625%	4/15/20	1,360,000	1,472,200	(a)
Linn Energy LLC/Linn Energy Finance Corp., Senior Notes	7.750%	2/1/21	750,000	772,500	(a)
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., Senior Notes	8.750%	4/15/18	480,000	522,000
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., Senior Notes	6.750%	11/1/20	690,000	693,450
Murray Energy Corp., Senior Secured Notes	10.250%	10/15/15	2,020,000	2,131,100	(a)
Offshore Group Investments Ltd., Senior Secured Notes	11.500%	8/1/15	2,960,000	3,226,400	(a)
OPTI Canada Inc., Senior Secured Notes	9.000%	12/15/12	1,180,000	1,188,850	(a)
OPTI Canada Inc., Senior Secured Notes	9.750%	8/15/13	530,000	532,650	(a)
OPTI Canada Inc., Senior Secured Notes	7.875%	12/15/14	345,000	245,381
OPTI Canada Inc., Senior Secured Notes	8.250%	12/15/14	810,000	581,175
Overseas Shipholding Group Inc., Senior Notes	8.125%	3/30/18	1,485,000	1,496,137
Peabody Energy Corp., Senior Notes	7.875%	11/1/26	470,000	512,300
Petroplus Finance Ltd., Senior Notes	6.750%	5/1/14	1,090,000	1,008,250	(a)
Petroplus Finance Ltd., Senior Notes	7.000%	5/1/17	780,000	694,200	(a)
Plains Exploration & Production Co., Senior Notes	10.000%	3/1/16	1,305,000	1,464,863
Plains Exploration & Production Co., Senior Notes	8.625%	10/15/19	1,195,000	1,314,500
PT Adaro Indonesia, Senior Notes	7.625%	10/22/19	400,000	439,000	(a)

See Notes to Schedule of Investments.

Schedule of investments (unaudited) (cont’d)

December 31, 2010

WESTERN ASSET HIGH INCOME OPPORTUNITY FUND INC.

SECURITY	RATE	MATURITY DATE	FACE AMOUNT †		VALUE
Oil, Gas & Consumable Fuels — continued
Quicksilver Resources Inc., Senior Notes	11.750%	1/1/16	2,255,000		$2,638,350
Quicksilver Resources Inc., Senior Notes	9.125%	8/15/19	340,000		374,850
Range Resources Corp., Senior Subordinated Notes	8.000%	5/15/19	100,000		109,375
Regency Energy Partners LP/Regency Energy Finance Corp., Senior Notes	6.875%	12/1/18	1,360,000		1,383,800
SandRidge Energy Inc., Senior Toggle Notes	8.625%	4/1/15	1,870,000		1,923,762	(f)
Stone Energy Corp., Senior Notes	8.625%	2/1/17	950,000		969,000
Teekay Corp., Senior Notes	8.500%	1/15/20	2,280,000		2,493,750
Tennessee Gas Pipeline Co., Senior Notes	8.375%	6/15/32	3,270,000		3,862,570
TNK-BP Finance SA, Senior Notes	7.875%	3/13/18	1,525,000		1,736,670	(a)
Whiting Petroleum Corp., Senior Subordinated Notes	7.000%	2/1/14	85,000		89,675
Whiting Petroleum Corp., Senior Subordinated Notes	6.500%	10/1/18	1,180,000		1,197,700
Total Oil, Gas & Consumable Fuels					59,418,477
TOTAL ENERGY					72,174,464
FINANCIALS — 8.2%
Capital Markets — 0.2%
Goldman Sachs Group Inc., Subordinated Notes	6.750%	10/1/37	1,100,000		1,128,147
Commercial Banks — 2.2%
BAC Capital Trust VI, Capital Securities, Junior Subordinated Notes	5.625%	3/8/35	830,000		704,940
BankAmerica Institutional Capital A, Junior Subordinated Bonds	8.070%	12/31/26	520,000		527,150	(a)
BankAmerica Institutional Capital B, Junior Subordinated Bonds	7.700%	12/31/26	600,000		604,500	(a)
CIT Group Inc., Senior Secured Bonds	7.000%	5/1/16	1,130,700		1,137,767
CIT Group Inc., Senior Secured Bonds	7.000%	5/1/17	4,842,981		4,867,196
Credit Agricole SA, Subordinated Notes	8.375%	10/13/19	830,000		856,975	(a)(e)(g)
NB Capital Trust II, Junior Subordinated Notes	7.830%	12/15/26	770,000		775,775
NB Capital Trust IV, Junior Subordinated Notes	8.250%	4/15/27	530,000		540,600
Total Commercial Banks					10,014,903
Consumer Finance — 2.5%
Ally Financial Inc., Debentures	0.000%	6/15/15	4,300,000		3,182,000
Ally Financial Inc., Senior Bonds	0.000%	12/1/12	1,800,000		1,632,054
Ally Financial Inc., Senior Notes	8.300%	2/12/15	70,000		77,175
Ally Financial Inc., Senior Notes	7.500%	9/15/20	3,500,000		3,688,125	(a)
Ally Financial Inc., Subordinated Notes	8.000%	12/31/18	74,000		78,995
GMAC International Finance BV, Senior Bonds	7.500%	4/21/15	730,000	EUR	1,014,519
SLM Corp., Medium-Term Notes	8.000%	3/25/20	970,000		985,079
SLM Corp., Medium-Term Notes, Senior Notes	8.450%	6/15/18	965,000		1,004,364
Total Consumer Finance					11,662,311
Diversified Financial Services — 2.5%
Bankrate Inc., Senior Secured Notes	11.750%	7/15/15	750,000		836,250	(a)
Capital One Capital V, Junior Subordinated Notes, Cumulative Trust Preferred Securities	10.250%	8/15/39	1,120,000		1,205,400
International Lease Finance Corp., Medium-Term Notes	6.375%	3/25/13	880,000		906,400
International Lease Finance Corp., Medium-Term Notes, Senior Notes	5.625%	9/20/13	1,670,000		1,686,700
International Lease Finance Corp., Notes	5.875%	5/1/13	290,000		294,713
International Lease Finance Corp., Senior Notes	8.875%	9/1/17	3,810,000		4,129,087
International Lease Finance Corp., Senior Notes	8.250%	12/15/20	670,000		690,937
MBNA Capital A, Junior Subordinated Notes	8.278%	12/1/26	1,250,000		1,275,000
Midwest Gaming Borrower LLC/Midwest Finance Corp., Senior Secured Notes	11.625%	4/15/16	520,000		540,800	(a)
Total Diversified Financial Services					11,565,287
Insurance — 0.7%
American International Group Inc., Senior Notes	8.250%	8/15/18	1,465,000		1,692,661
American International Group Inc., Senior Notes	6.400%	12/15/20	910,000		956,540

See Notes to Schedule of Investments.

Schedule of investments (unaudited) (cont’d)

December 31, 2010

WESTERN ASSET HIGH INCOME OPPORTUNITY FUND INC.

SECURITY	RATE	MATURITY DATE	FACE AMOUNT †	VALUE
Insurance — continued
MetLife Capital Trust IV, Junior Subordinated Notes	7.875%	12/15/37	590,000	$626,875	(a)
Total Insurance				3,276,076
Real Estate Investment Trusts (REITs) — 0.1%
Host Hotels & Resorts, LP, Senior Notes	6.375%	3/15/15	425,000	433,500
TOTAL FINANCIALS				38,080,224
HEALTH CARE — 5.2%
Health Care Equipment & Supplies — 0.3%
Biomet Inc., Senior Notes	10.000%	10/15/17	420,000	460,950
Biomet Inc., Senior Notes	11.625%	10/15/17	370,000	410,700
Biomet Inc., Senior Toggle Notes	10.375%	10/15/17	410,000	449,975	(f)
Total Health Care Equipment & Supplies				1,321,625
Health Care Providers & Services — 4.9%
American Renal Holdings, Senior Secured Notes	8.375%	5/15/18	1,130,000	1,163,900	(a)
CRC Health Corp., Senior Subordinated Notes	10.750%	2/1/16	4,265,000	4,296,987
Fresenius U.S. Finance II Inc., Senior Notes	9.000%	7/15/15	1,440,000	1,656,000	(a)
HCA Inc., Debentures	7.500%	11/15/95	3,920,000	3,136,000
HCA Inc., Senior Secured Notes	7.875%	2/15/20	2,820,000	3,031,500
inVentiv Health Inc., Senior Notes	10.000%	8/15/18	500,000	502,500	(a)
Tenet Healthcare Corp., Senior Secured Notes	9.000%	5/1/15	679,000	757,085
Tenet Healthcare Corp., Senior Secured Notes	10.000%	5/1/18	1,950,000	2,281,500
Universal Hospital Services Inc., Senior Secured Notes	3.834%	6/1/15	410,000	377,200	(e)
Universal Hospital Services Inc., Senior Secured Notes	8.500%	6/1/15	1,990,000	2,054,675	(f)
US Oncology Inc., Senior Secured Notes	9.125%	8/15/17	2,105,000	2,604,938
Vanguard Health Holdings Co., II LLC, Senior Notes	8.000%	2/1/18	1,185,000	1,220,550
Total Health Care Providers & Services				23,082,835
TOTAL HEALTH CARE				24,404,460
INDUSTRIALS — 11.9%
Aerospace & Defense — 1.5%
FGI Operating Co. Inc., Senior Secured Notes	10.250%	8/1/15	1,965,000	2,073,075
Kratos Defense & Security Solutions Inc., Senior Secured Notes	10.000%	6/1/17	1,030,000	1,145,875
Triumph Group Inc., Senior Notes	8.625%	7/15/18	1,580,000	1,734,050
Wyle Services Corp., Senior Subordinated Notes	10.500%	4/1/18	2,105,000	2,057,638	(a)
Total Aerospace & Defense				7,010,638
Airlines — 2.4%
Continental Airlines Inc., Pass-Through Certificates	9.250%	5/10/17	170,975	189,141
Continental Airlines Inc., Pass-Through Certificates, Subordinated Secured Notes	8.312%	4/2/11	69,686	70,383
Continental Airlines Inc., Pass-Through Certificates, Subordinated Secured Notes	7.339%	4/19/14	2,074,905	2,074,905
Continental Airlines Inc., Senior Secured Notes	6.750%	9/15/15	960,000	993,600	(a)
DAE Aviation Holdings Inc., Senior Notes	11.250%	8/1/15	4,625,000	4,810,000	(a)
Delta Air Lines Inc., Pass-Through Certificates	7.711%	9/18/11	90,000	92,250
Delta Air Lines Inc., Pass-Through Certificates	8.954%	8/10/14	23,095	23,903
Delta Air Lines Inc., Pass-Through Certificates, Secured Notes	8.021%	8/10/22	708,367	722,534
Delta Air Lines Inc., Pass-Through Certificates, Subordinated Secured Notes	9.750%	12/17/16	568,131	622,103
Delta Air Lines Inc., Senior Secured Notes	9.500%	9/15/14	588,000	643,125	(a)
United Air Lines Inc., Senior Secured Notes	9.875%	8/1/13	910,000	985,075	(a)
Total Airlines				11,227,019
Building Products — 0.1%
Ashton Woods USA LLC/Ashton Woods Finance Co., Senior Subordinated Notes, step bond	0.000%	6/30/15	660,400	369,824	(a)(d)
USG Corp., Senior Notes	8.375%	10/15/18	320,000	315,200	(a)
Total Building Products				685,024
Commercial Services & Supplies — 2.1%
ACCO Brands Corp., Senior Secured Notes	10.625%	3/15/15	1,675,000	1,892,750

See Notes to Schedule of Investments.

Schedule of investments (unaudited) (cont’d)

December 31, 2010

WESTERN ASSET HIGH INCOME OPPORTUNITY FUND INC.

SECURITY	RATE	MATURITY DATE	FACE AMOUNT †	VALUE
Commercial Services & Supplies — continued
ACCO Brands Corp., Senior Subordinated Notes	7.625%	8/15/15	620,000	$623,100
Altegrity Inc., Senior Subordinated Notes	10.500%	11/1/15	210,000	216,563	(a)
Altegrity Inc., Senior Subordinated Notes	11.750%	5/1/16	2,605,000	2,673,381	(a)
American Reprographics Co., Senior Notes	10.500%	12/15/16	1,280,000	1,347,200	(a)
Garda World Security Corp., Senior Notes	9.750%	3/15/17	720,000	775,800	(a)
Geo Group Inc., Senior Notes	7.750%	10/15/17	1,620,000	1,709,100
RSC Equipment Rental Inc./RSC Holdings III LLC, Senior Secured Notes	10.000%	7/15/17	635,000	717,550	(a)
Total Commercial Services & Supplies				9,955,444
Construction & Engineering — 0.2%
Abengoa Finance SAU, Senior Notes	8.875%	11/1/17	1,310,000	1,218,300	(a)
Electrical Equipment — 0.3%
NES Rentals Holdings Inc., Senior Secured Notes	12.250%	4/15/15	1,510,000	1,396,750	(a)
Industrial Conglomerates — 0.3%
Leucadia National Corp., Senior Notes	8.125%	9/15/15	1,220,000	1,335,900
Marine — 0.9%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S. Inc., Senior Secured Notes	8.625%	11/1/17	2,390,000	2,455,725	(a)
Trico Shipping AS, Senior Secured Notes	13.875%	11/1/14	2,190,000	1,784,850	(a)(b)
Total Marine				4,240,575
Road & Rail — 2.5%
Jack Cooper Holdings Corp., Senior Secured Notes	12.750%	12/15/15	1,974,000	1,906,469	(a)(h)
Kansas City Southern de Mexico, Senior Notes	12.500%	4/1/16	681,000	834,225
Kansas City Southern de Mexico, Senior Notes	8.000%	2/1/18	2,805,000	3,050,437
Kansas City Southern de Mexico, Senior Notes	6.625%	12/15/20	520,000	523,900	(a)
Kansas City Southern Railway, Senior Notes	13.000%	12/15/13	231,000	276,045
Kansas City Southern Railway, Senior Notes	8.000%	6/1/15	285,000	307,800
Quality Distribution LLC/QD Capital Corp., Senior Secured Notes	9.875%	11/1/18	2,460,000	2,453,850	(a)
RailAmerica Inc., Senior Secured Notes	9.250%	7/1/17	1,962,000	2,165,558
Total Road & Rail				11,518,284
Trading Companies & Distributors — 0.6%
Ashtead Capital Inc., Notes	9.000%	8/15/16	770,000	806,575	(a)
Ashtead Holdings PLC, Senior Secured Notes	8.625%	8/1/15	465,000	484,181	(a)
H&E Equipment Services Inc., Senior Notes	8.375%	7/15/16	1,370,000	1,404,250
Total Trading Companies & Distributors				2,695,006
Transportation — 1.0%
Hapag-Lloyd AG, Senior Notes	9.750%	10/15/17	2,630,000	2,860,125	(a)
Syncreon Global Ireland Ltd./Syncreon Global Finance US Inc., Senior Notes	9.500%	5/1/18	1,640,000	1,672,800	(a)
Total Transportation				4,532,925
TOTAL INDUSTRIALS				55,815,865
INFORMATION TECHNOLOGY — 3.8%
Communications Equipment — 0.6%
Lucent Technologies Inc., Debentures	6.450%	3/15/29	3,140,000	2,496,300
Electronic Equipment, Instruments & Components — 0.7%
NXP BV/NXP Funding LLC, Senior Secured Notes	9.750%	8/1/18	2,990,000	3,378,700	(a)
IT Services — 1.5%
Ceridian Corp., Senior Notes	12.250%	11/15/15	1,469,700	1,491,745	(f)
First Data Corp., Senior Notes	5.625%	11/1/11	250,000	249,063
First Data Corp., Senior Notes	10.550%	9/24/15	4,319,573	4,114,393	(f)
Interactive Data Corp., Senior Notes	10.250%	8/1/18	850,000	927,562	(a)
Total IT Services				6,782,763
Semiconductors & Semiconductor Equipment— 1.0%
CDW LLC/CDW Finance Corp., Senior Notes	11.000%	10/12/15	710,000	740,175
Freescale Semiconductor Inc., Senior Notes	10.750%	8/1/20	520,000	569,400	(a)
Freescale Semiconductor Inc., Senior Secured Notes	9.250%	4/15/18	860,000	950,300	(a)

See Notes to Schedule of Investments.

Schedule of investments (unaudited) (cont’d)

December 31, 2010

WESTERN ASSET HIGH INCOME OPPORTUNITY FUND INC.

SECURITY	RATE	MATURITY DATE	FACE AMOUNT †		VALUE
Semiconductors & Semiconductor Equipment — continued
Freescale Semiconductor Inc., Senior Subordinated Notes	10.125%	12/15/16	1,785,000		$1,887,638
Freescale Semiconductor Inc., Senior Toggle Notes	9.125%	12/15/14	381,333		400,400	(f)
Spansion LLC, Senior Notes	7.875%	11/15/17	240,000		238,800	(a)
Total Semiconductors & Semiconductor Equipment					4,786,713
Software — 0.0%
Aspect Software Inc., Senior Secured Notes	10.625%	5/15/17	125,000		128,906	(a)
TOTAL INFORMATION TECHNOLOGY					17,573,382
MATERIALS — 9.2%
Chemicals — 3.1%
Ashland Inc., Senior Notes	9.125%	6/1/17	3,200,000		3,704,000
CF Industries Inc., Senior Notes	7.125%	5/1/20	840,000		921,900
FMC Finance III SA, Senior Notes	6.875%	7/15/17	700,000		745,500
Georgia Gulf Corp., Senior Secured Notes	9.000%	1/15/17	1,175,000		1,280,750	(a)
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance ULC, Senior Secured Notes	9.000%	11/15/20	930,000		985,800	(a)
Ineos Finance PLC, Senior Secured Notes	9.000%	5/15/15	1,160,000		1,239,750	(a)
Kerling PLC, Senior Secured Notes	10.625%	1/28/17	955,000	EUR	1,384,641	(a)
LBI Escrow Corp., Senior Secured Notes	8.000%	11/1/17	1,543,000		1,710,801	(a)
Lyondell Chemical Co., Senior Secured Notes	11.000%	5/1/18	480,000		546,000
Solutia Inc., Senior Notes	8.750%	11/1/17	45,000		49,500
Solutia Inc., Senior Notes	7.875%	3/15/20	1,210,000		1,300,750
Texas Petrochemical Corp. Group LLC, Senior Secured Notes	8.250%	10/1/17	770,000		808,500	(a)
Total Chemicals					14,677,892
Containers & Packaging — 2.3%
Ardagh Packaging Finance PLC, Senior Notes	9.125%	10/15/20	2,180,000		2,278,100	(a)
Ardagh Packaging Finance PLC, Senior Secured Notes	7.375%	10/15/17	560,000	EUR	755,811	(a)
Berry Plastics Corp., Senior Secured Notes	9.500%	5/15/18	910,000		916,825
Berry Plastics Corp., Senior Secured Notes	9.750%	1/15/21	1,150,000		1,144,250	(a)
Radnor Holdings Inc., Senior Notes	11.000%	3/15/10	725,000		0	(b)(c)(d)(h)
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC, Senior Notes	9.000%	4/15/19	1,950,000		2,030,438	(a)
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC, Senior Secured Notes	7.125%	4/15/19	520,000		531,700	(a)
Solo Cup Co., Senior Secured Notes	10.500%	11/1/13	635,000		666,750
Viskase Cos. Inc., Senior Secured Notes	9.875%	1/15/18	2,090,000		2,189,275	(a)(d)
Viskase Cos. Inc., Senior Secured Notes	9.875%	1/15/18	170,000		178,075	(a)(d)
Total Containers & Packaging					10,691,224
Metals & Mining — 1.4%
Atkore International Inc., Senior Secured Notes	9.875%	1/1/18	1,380,000		1,442,100	(a)
FMG Resources (August 2006), Senior Notes	6.375%	2/1/16	830,000		834,150	(a)
FMG Resources (August 2006) Pty Ltd., Senior Notes	7.000%	11/1/15	780,000		803,400	(a)
Novelis Inc., Senior Notes	8.750%	12/15/20	2,040,000		2,126,700	(a)
Ryerson Holding Corp., Senior Secured Notes	0.000%	2/1/15	2,850,000		1,289,625
Ryerson Inc., Senior Secured Notes	12.000%	11/1/15	30,000		31,575
Total Metals & Mining					6,527,550
Paper & Forest Products — 2.4%
Appleton Papers Inc., Senior Secured Notes	11.250%	12/15/15	3,415,000		2,749,075	(a)
Boise Cascade LLC, Senior Subordinated Notes	7.125%	10/15/14	225,000		221,062
Georgia-Pacific LLC, Senior Notes	8.250%	5/1/16	425,000		481,844	(a)
Neenah Paper Inc., Senior Notes	7.375%	11/15/14	530,000		544,575
NewPage Corp., Senior Secured Notes	11.375%	12/31/14	2,430,000		2,296,350
PE Paper Escrow GmbH, Senior Secured Notes	12.000%	8/1/14	560,000		648,850	(a)
Smurfit Capital Funding PLC, Debentures	7.500%	11/20/25	1,200,000		1,113,000
Verso Paper Holdings LLC, Senior Secured Notes	11.500%	7/1/14	2,580,000		2,844,450

See Notes to Schedule of Investments.

Schedule of investments (unaudited) (cont’d)

December 31, 2010

WESTERN ASSET HIGH INCOME OPPORTUNITY FUND INC.

SECURITY	RATE	MATURITY DATE	FACE AMOUNT †	VALUE
Paper & Forest Products — continued
Verso Paper Holdings LLC, Senior Subordinated Notes	11.375%	8/1/16	360,000	$362,700
Total Paper & Forest Products				11,261,906
TOTAL MATERIALS				43,158,572
TELECOMMUNICATION SERVICES — 7.7%
Diversified Telecommunication Services — 4.4%
Cincinnati Bell Inc., Senior Notes	8.375%	10/15/20	1,110,000	1,068,375
Hawaiian Telcom Communications Inc., Senior Subordinated Notes	12.500%	5/1/15	980,000	98	(b)(d)
Inmarsat Finance PLC, Senior Notes	7.375%	12/1/17	2,120,000	2,236,600	(a)
Intelsat Jackson Holdings Ltd., Senior Notes	9.500%	6/15/16	130,000	137,800
Intelsat Jackson Holdings Ltd., Senior Notes	11.250%	6/15/16	40,000	43,300
Intelsat Jackson Holdings Ltd., Senior Notes	11.500%	6/15/16	5,495,000	5,948,337
Level 3 Financing Inc., Senior Notes	9.250%	11/1/14	990,000	987,525
Qwest Communications International Inc., Senior Notes	8.000%	10/1/15	515,000	556,200	(a)
TW Telecom Holdings Inc., Senior Notes	8.000%	3/1/18	1,430,000	1,526,525
Valor Telecommunications Enterprises LLC/Finance Corp., Senior Notes	7.750%	2/15/15	190,000	196,033
West Corp., Senior Notes	8.625%	10/1/18	1,290,000	1,373,850	(a)
West Corp., Senior Notes	7.875%	1/15/19	1,840,000	1,876,800	(a)
Wind Acquisition Finance SA, Senior Notes	11.750%	7/15/17	890,000	1,007,925	(a)
Wind Acquisition Finance SA, Senior Secured Notes	7.250%	2/15/18	780,000	795,600	(a)
Wind Acquisition Holdings Finance SpA, Senior Notes	12.250%	7/15/17	1,610,756	1,876,531	(a)(f)
Windstream Corp., Senior Notes	8.625%	8/1/16	190,000	200,925
Windstream Corp., Senior Notes	7.750%	10/15/20	780,000	807,300
Total Diversified Telecommunication Services				20,639,724
Wireless Telecommunication Services — 3.3%
Buccaneer Merger Sub Inc., Senior Notes	9.125%	1/15/19	1,540,000	1,597,750	(a)
MetroPCS Wireless Inc., Senior Notes	7.875%	9/1/18	1,080,000	1,125,900
Sprint Capital Corp., Global Notes	6.900%	5/1/19	870,000	863,475
Sprint Capital Corp., Senior Notes	6.875%	11/15/28	750,000	660,000
Sprint Capital Corp., Senior Notes	8.750%	3/15/32	8,585,000	8,713,775
True Move Co., Ltd., Notes	10.750%	12/16/13	2,260,000	2,440,800	(a)
Total Wireless Telecommunication Services				15,401,700
TOTAL TELECOMMUNICATION SERVICES				36,041,424
UTILITIES — 6.5%
Electric Utilities — 2.1%
AES Red Oak LLC, Secured Notes	9.200%	11/30/29	3,920,000	3,851,400
Astoria Depositor Corp., Pass-Through Certificates	8.144%	5/1/21	1,550,000	1,550,000	(a)
Reliant Energy Mid-Atlantic Power Holdings LLC, Senior Notes	9.681%	7/2/26	2,390,000	2,551,325
Texas Competitive Electric Holdings Co. LLC / TCEH Finance Inc., Senior Secured Notes	15.000%	4/1/21	2,340,000	2,059,200	(a)
Total Electric Utilities				10,011,925
Gas Utilities — 0.5%
Ferrellgas LP/Ferrellgas Finance Corp., Senior Notes	6.500%	5/1/21	770,000	754,600	(a)
Southern Natural Gas Co., Senior Notes	8.000%	3/1/32	60,000	69,038
Suburban Propane Partners LP/Suburban Energy Finance Corp., Senior Notes	7.375%	3/15/20	1,210,000	1,297,725
Total Gas Utilities				2,121,363
Independent Power Producers & Energy Traders— 3.9%
Calpine Corp., Senior Secured Notes	7.875%	7/31/20	460,000	468,050	(a)
Calpine Corp., Senior Secured Notes	7.500%	2/15/21	2,620,000	2,593,800	(a)
Dynegy Inc., Bonds	7.670%	11/8/16	320,000	300,800
Edison Mission Energy, Senior Notes	7.750%	6/15/16	600,000	519,000
Edison Mission Energy, Senior Notes	7.625%	5/15/27	1,195,000	869,363
Energy Future Holdings Corp., Senior Notes	10.875%	11/1/17	5,813,000	4,069,100

See Notes to Schedule of Investments.

Schedule of investments (unaudited) (cont’d)

December 31, 2010

WESTERN ASSET HIGH INCOME OPPORTUNITY FUND INC.

SECURITY	RATE	MATURITY DATE	FACE AMOUNT †	VALUE
Independent Power Producers & Energy Traders— continued
Energy Future Holdings Corp., Senior Notes	11.250%	11/1/17	1,558,201	$942,711	(f)
Energy Future Intermediate Holding Co. LLC/EFIH Finance Inc., Senior Secured Notes	10.000%	12/1/20	1,340,000	1,388,606
Foresight Energy LLC/Foresight Energy Corp., Senior Notes	9.625%	8/15/17	3,190,000	3,413,300	(a)
Mirant Americas Generation LLC, Senior Notes	9.125%	5/1/31	2,835,000	2,806,650
Mirant Mid Atlantic LLC, Pass-Through Certificates	10.060%	12/30/28	652,777	724,583
Total Independent Power Producers & Energy Traders				18,095,963
TOTAL UTILITIES				30,229,251
TOTAL CORPORATE BONDS & NOTES (Cost — $410,355,045)				422,172,712
COLLATERALIZED MORTGAGE OBLIGATIONS — 0.2%
Countrywide Home Loan Mortgage Pass-Through Trust, 2004-HYB5 7A1 (Cost - $809,145)	2.337%	4/20/35	1,261,903	1,028,740	(e)
COLLATERALIZED SENIOR LOANS — 2.5%
CONSUMER DISCRETIONARY — 0.4%
Auto Components — 0.1%
Allison Transmission Inc., Term Loan B	3.020 - 3.040%	8/7/14	362,182	354,637	(i)
Media — 0.3%
Newsday LLC, Term Loan	10.500%	8/1/13	1,500,000	1,605,937	(i)
TOTAL CONSUMER DISCRETIONARY				1,960,574
ENERGY — 0.3%
Energy Equipment & Services — 0.3%
Turbo Beta Ltd., Term Loan	14.500%	3/15/18	2,672,623	1,276,178	(d)(f)(i)
FINANCIALS — 0.6%
Real Estate Management & Development — 0.6%
Realogy Corp., Term Loan	13.500%	10/15/17	2,500,000	2,739,063	(i)
INDUSTRIALS — 0.1%
Aerospace & Defense — 0.1%
Hawker Beechcraft Acquisition Co. LLC, LC Facility Deposits	2.289%	3/26/14	27,721	24,350	(i)
Hawker Beechcraft Acquisition Co. LLC, Term Loan	2.261 - 2.303%	3/26/14	462,474	406,234	(i)
TOTAL INDUSTRIALS				430,584
TELECOMMUNICATION SERVICES — 0.9%
Diversified Telecommunication Services— 0.3%
Level 3 Communications Inc., Term Loan	11.500%	3/13/14	1,250,000	1,354,297	(i)
Wireless Telecommunication Services — 0.6%
Vodafone Group PLC, Term Loan	6.875%	8/11/15	2,770,000	2,811,550	(f)(h)(i)
TOTAL TELECOMMUNICATION SERVICES				4,165,847
UTILITIES — 0.2%
Independent Power Producers & Energy Traders — 0.2%
Energy Future Holdings, Term Loan B3	3.764%	10/10/14	1,098,645	849,764	(i)
TOTAL COLLATERALIZED SENIOR LOANS (Cost — $12,290,924)				11,422,010
CONVERTIBLE BONDS & NOTES — 0.8%
INDUSTRIALS — 0.7%
Marine — 0.7%
Horizon Lines Inc., Senior Notes	4.250%	8/15/12	3,455,000	3,200,194
MATERIALS — 0.1%
Chemicals — 0.1%
Hercules Inc.	6.500%	6/30/29	410,000	344,400
TOTAL CONVERTIBLE BONDS & NOTES (Cost — $3,460,951)				3,544,594
SOVEREIGN BONDS — 0.3%
Russia — 0.3%
Russian Foreign Bond-Eurobond, Senior Bonds (Cost - $1,046,405)	7.500%	3/31/30	958,545	1,110,954	(a)

See Notes to Schedule of Investments.

Schedule of investments (unaudited) (cont’d)

December 31, 2010

WESTERN ASSET HIGH INCOME OPPORTUNITY FUND INC.

SECURITY	RATE		SHARES	VALUE
COMMON STOCKS — 1.4%
CONSUMER DISCRETIONARY — 1.1%
Media — 1.1%
Charter Communications Inc.			95,153	$3,705,258	*(h)
Charter Communications Inc., Class A Shares			39,739	1,547,436	*
TOTAL CONSUMER DISCRETIONARY				5,252,694
ENERGY — 0.1%
Oil, Gas & Consumable Fuels — 0.1%
SemGroup Corp., Class A Shares			9,017	245,004	*
INDUSTRIALS — 0.0%
Building Products — 0.0%
Ashton Woods USA LLC, Class B Membership			203	91,360	(d)(h)
Nortek Inc.			2,857	102,853	*
TOTAL INDUSTRIALS				194,213
MATERIALS — 0.2%
Chemicals — 0.2%
Georgia Gulf Corp.			37,702	907,110	*
TOTAL COMMON STOCKS (Cost — $4,991,343)				6,599,021
CONVERTIBLE PREFERRED STOCKS — 0.6%
FINANCIALS — 0.6%
Diversified Financial Services — 0.6%
Bank of America Corp. (Cost - $3,008,006)	7.250%		3,030	2,899,619
PREFERRED STOCKS — 1.5%
CONSUMER DISCRETIONARY — 0.1%
Automobiles — 0.1%
Corts-Ford Motor Co.	7.400%		11,720	292,649
Motors Liquidation Co.	7.250%		900	7,211	*
Motors Liquidation Co.	7.250%		10,100	80,926	*
Motors Liquidation Co.	7.375%		2,200	17,628	*
Motors Liquidation Co.	7.375%		400	3,205	*
Motors Liquidation Co.	7.500%		31,700	253,996	*
TOTAL CONSUMER DISCRETIONARY				655,615
FINANCIALS — 1.4%
Commercial Banks — 0.3%
Banesto Holdings Ltd.	10.500%		53,000	1,248,812	(a)
Diversified Financial Services — 1.1%
Citigroup Capital XII	8.500%		108,200	2,862,972	(e)
Citigroup Capital XIII	7.875%		85,025	2,288,023	(e)
Total Diversified Financial Services				5,150,995
Thrifts & Mortgage Finance— 0.0%
Federal National Mortgage Association (FNMA)	8.250%		37,200	20,832	*(e)
TOTAL FINANCIALS				6,420,639
TOTAL PREFERRED STOCKS (Cost — $8,097,707)				7,076,254

		EXPIRATION DATE	WARRANTS
WARRANTS — 0.0%
Buffets Restaurant Holdings		4/28/14	1,981	20	*(d)(h)
Charter Communications Inc.		11/30/14	2,238	11,134	*
Jack Cooper Holdings Corp.		12/15/17	1,974	49,350	*(h)
Nortek Inc.		12/7/14	5,518	38,628	*(d)(h)
SemGroup Corp.		11/30/14	9,492	42,714	*(d)
Turbo Beta Ltd.		11/1/14	1	0	*(d)(h)
TOTAL WARRANTS (Cost — $74,835)				141,846
TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $444,134,361)				455,995,750

See Notes to Schedule of Investments.

Schedule of investments (unaudited) (cont’d)

December 31, 2010

WESTERN ASSET HIGH INCOME OPPORTUNITY FUND INC.

SECURITY	RATE	MATURITY DATE	FACE AMOUNT †	VALUE
SHORT-TERM INVESTMENTS — 0.1%
Repurchase Agreements — 0.1%
Morgan Stanley tri-party repurchase agreement dated 12/31/10; Proceeds at maturity - $627,006; (Fully collateralized by U.S. government agency obligations, 3.200% due 9/21/20; Market value - $639,605) (Cost - $627,000)	0.120%	1/3/11	627,000	$627,000
TOTAL INVESTMENTS — 97.7% (Cost — $444,761,361#)				456,622,750
Other Assets in Excess of Liabilities — 2.3%				10,956,930
TOTAL NET ASSETS — 100.0%				$467,579,680

†	Face amount denominated in U.S. dollars, unless otherwise noted.
*	Non-income producing security.
(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(b)	The coupon payment on these securities is currently in default as of December 31, 2010.
(c)	The maturity principal is currently in default as of December 31, 2010.
(d)	Illiquid security.
(e)	Variable rate security. Interest rate disclosed is as of the most recent information available.
(f)	Payment-in-kind security for which part of the income earned may be paid as additional principal.
(g)	Security has no maturity date. The date shown represents the next call date.
(h)	Security is valued in good faith at fair value in accordance with procedures approved by the Board of Directors (See Note 1).
(i)	Interest rates disclosed represent the effective rates on collateralized senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:
	EUR	- Euro

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Western Asset High Income Opportunity Fund Inc. (the “Fund”) was incorporated in Maryland and is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary investment objective is to seek high current income. Capital appreciation is a secondary objective.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service, which are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. Publicly traded foreign government debt securities are typically traded internationally in the over-the-counter market, and are valued at the mean between the last quoted bid and asked prices as of the close of business of that market. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The Fund has adopted Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•                  Level 1—quoted prices in active markets for identical investments

•                  Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS

DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-term investments†:
Corporate bonds & notes	—	$420,266,243	$1,906,469	$422,172,712
Collateralized mortgage obligations	—	1,028,740	—	1,028,740
Collateralized senior loans	—	8,610,460	2,811,550	11,422,010
Convertible bonds & notes	—	3,544,594	—	3,544,594
Sovereign bonds	—	1,110,954	—	1,110,954
Common stocks:
Consumer discretionary	$1,547,436	3,705,258	—	5,252,694
Industrials	102,853	—	91,360	194,213
Other common stocks	1,152,114	—	—	1,152,114
Convertible preferred stocks	2,899,619	—	—	2,899,619
Preferred stocks:
Consumer discretionary	292,649	362,966		655,615
Financials	5,171,827	1,248,812		6,420,639
Warrants	11,134	42,714	87,998	141,846
Total long-term investments	$11,177,632	$439,920,741	$4,897,377	$455,995,750
Short-term investments†	—	627,000	—	627,000
Total investments	$11,177,632	$440,547,741	$4,897,377	$456,622,750
Other financial instruments:
Forward foreign currency contracts	—	$105,646	—	$105,646
Total	$11,177,632	$440,653,387	$4,897,377	$456,728,396

†See Schedule of Investments for additional detailed categorizations.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

			COMMON STOCKS
INVESTMENTS IN SECURITIES	CORPORATE BONDS & NOTES	COLLATERALIZED SENIOR LOANS	INDUSTRIALS	WARRANTS		TOTAL
Balance as of September 30, 2010	$911,625	$2,770,000	$91,360	$20		$3,773,005
Accrued premiums/discounts	183	927	—	—		1,110
Realized gain (loss)	—	—	—	—		—
Change in unrealized appreciation (depreciation)(1)	(33,668)	40,623	—	49,350		56,305
Net purchases (sales)	1,955,892	—	—	0	*	1,955,892
Transfers into Level 3	—	—	—	38,628		38,628
Transfers out of Level 3	(927,563)	—	—	—		(927,563)
Balance as of December 31, 2010	$1,906,469	$2,811,550	$91,360	$87,998		$4,897,377
Net change in unrealized appreciation (depreciation) for investments in securities still held at December 31, 2010(1)	$(49,606)	$40,623	—	$49,350		$40,367

(1) Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

* Value is less than $1.

(b) Repurchase Agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Fund acquires a debt security subject to an obligation of the seller to repurchase, and of the Fund to resell, the security at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Forward Foreign Currency Contracts. The Fund enters into a forward foreign currency contract to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated securities or to facilitate settlement of a foreign

Notes to Schedule of Investments (unaudited) (continued)

currency denominated portfolio transaction. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it is closed.

(d) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation.  Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(e) Credit and Market Risk. The Fund invests in high-yield instruments that are subject to certain credit and market risks. The yields of high-yield obligations reflect, among other things, perceived credit and market risks. The Fund’s investment in securities rated below investment grade typically involves risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading.

(f) Security Transactions.  Security transactions are accounted for on a trade date basis.

(g) Counterparty Risk and Credit-Risk-Related Contingent Features of Derivative Instruments  The Fund may invest in certain securities or engage in other transactions, where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s investment manager attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the investment manager. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.

The Fund has entered into master agreements with certain of its derivative counterparties that provide for general obligations, representations, agreements, collateral, events of default or termination and credit related contingent features.  The credit related contingent features include, but are not limited to, a percentage decrease in the Fund’s net assets or NAV over a specified period of time.  If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.

As of December 31, 2010, the Fund did not have any open derivative transactions with credit related contingent features in a net liability position.

2.  Investments

At December 31, 2010, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$32,712,264
Gross unrealized depreciation	(20,850,875)
Net unrealized appreciation	$11,861,389

At December 31, 2010, the Fund had the following open forward foreign currency contracts:

FOREIGN CURRENCY	COUNTERPARTY	LOCAL CURRENCY	MARKET VALUE	SETTLEMENT DATE	UNREALIZED GAIN
Contracts to Sell:
Euro	Citibank, N.A.	949,203	$1,268,293	2/14/11	$23,478
Euro	Citibank, N.A.	2,000,000	2,672,331	2/14/11	68,159
Euro	Royal Bank of Scotland PLC	706,017	943,356	2/14/11	14,009
Net unrealized gain on open forward foreign currency contracts					$105,646

3. Derivative Instruments and Hedging Activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure at December 31, 2010.

Forward Foreign Currency Contracts
Primary Underlying Risk Disclosure	Unrealized Appreciation
Foreign Exchange Contracts	$105,646

During the period ended December 31, 2010, the volume of derivative activity for the Fund was as follows:

Average Market Value
Forward foreign currency contracts (to sell)	$3,234,303

ITEM 2.                                                   CONTROLS AND PROCEDURES.

(a)                                  The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)                                 There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.                                                   EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset High Income Opportunity Fund Inc.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date:	February 25, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date:	February 25, 2011

By	/s/ Kaprel Ozsolak
Kaprel Ozsolak
Chief Financial Officer

Date:	February 25, 2011